PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions1 [Table Text Block]
The fair value was determined to be using the Black-Scholes model with the following assumptions which the Company believes approximates the fair value under a binomial lattice model:

Annualized volatility (1)	305%
Contractual term	5.0
Risk-free investment rate	1.65%
Dividend yield	0.0%

Warrant [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the Company’s warrant activity for the years ended December 31, 2013 and December 31, 2014:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Term
Outstanding as of December 31, 2012	83,899	$6.00	$711
Issued in connection with convertible debt offerings	555,555	$9.00
Exercised	—	—
Cancelled	(75,765)	$6.00
Outstanding as of December 31, 2013	563,689	$9.00	$403.50
Issued in connection with warrant exchange	300,000	$18.00
Exercised	(552,777)	$9.00
Outstanding (exercisable) as of December 31, 2014	310,911	$18.00	$600